Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Summary of Total Income (Loss) Before Income Taxes

he following table summarizes our total income (loss) before income taxes (in thousands):

	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2015

Domestic income (loss) before income taxes	$(356,019)	$199,682	$(3,966,322)
Foreign income before income taxes	73,189	59,795	48,382

Total income (loss) before income taxes	$(282,830)	$259,477	$(3,917,940)

Provision for (Benefit from) Income Taxes

The provision for (benefit from) income taxes consisted of the following (in thousands):

	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2015

Current income tax provision
Domestic	$856	$2,306	$—
Foreign	33,654	33,311	10,817

Total	34,510	35,617	10,817

Deferred income tax benefit:
Foreign	(65,347)	(12,646)	(9,304)

Total	(65,347)	(12,646)	(9,304)

Total income tax provision (benefit):	$(30,837)	$22,971	$1,513

Income Tax Provision (Benefit)

The income tax provision (benefit) was different from the amount computed using the Luxembourg statutory income tax rate of 29.22% for the reasons set forth in the following table (in thousands):

	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2015

Expected tax provision (benefit) at Luxembourg statutory income tax rate	$(82,643)	$75,819	$(1,144,822)
Foreign income tax differential	35,511	40,099	42,339
Nontaxable interest income	(93,154)	(53,361)	(67,651)
Tax deductible impairment charge in Luxembourg subsidiaries	—	—	(854,393)
Goodwill impairment	—	—	599,974
Changes in unrecognized tax benefits	(3,997)	1,229	(15,465)
Changes in valuation allowance	171,433	(24,147)	1,463,774
Tax effect of 2011 intercompany sale	(6,865)	(6,740)	(6,112)
Foreign tax credits	(44,137)	(2,147)	(2,171)
Research and development tax credits	(5,890)	(5,564)	(2,103)
Other	(1,095)	(2,217)	(11,857)

Total income tax provision (benefit)	$(30,837)	$22,971	$1,513

Net Deferred Tax Balances

The following table details the composition of the net deferred tax balances as of December 31, 2014 and 2015 (in thousands):

	As of December 31, 2014	As of December 31, 2015

Current deferred taxes, net	$76,315	$—
Long-term deferred taxes, net	(211,680)	(160,802)
Other assets	9,157	12,203

Net deferred taxes	$(126,208)	$(148,599)

Components of Net Deferred Tax Liability

The components of the net deferred tax liability were as follows (in thousands):

	As of December 31, 2014	As of December 31, 2015
Deferred tax assets:
Accruals and advances	$27,586	$26,672
Amortizable intangible assets	74,062	739,058
Performance incentives	22,308	17,596
Customer deposits	55,573	17,771
Bad debt reserve	3,081	3,607
Accrued retirement benefits	92,320	72,520
Interest rate swap	295	—
Satellites and other property and equipment	11,348	—
Disallowed interest expense carryforward	108,446	111,038
Net operating loss carryforward	1,343,444	2,232,359
Tax credits	58,643	36,656
Other	15,576	14,646

Total deferred tax assets	1,812,682	3,271,923

Deferred tax liabilities:
Satellites and other property and equipment	(32,811)	(172,574)
Amortizable intangible assets	(58,789)	(30,788)
Non-amortizable intangible assets	(223,878)	(116,526)
Tax basis differences in investments and affiliates	(219,049)	(218,583)
Other	(7,126)	(21,040)

Total deferred tax liabilities	(541,653)	(559,511)

Valuation allowance	(1,397,237)	(2,861,011)

Total net deferred tax liabilities	$(126,208)	$(148,599)

Summary of Activity Related to Unrecognized Tax Benefits

The following table summarizes the activity related to our unrecognized tax benefits (in thousands):

	2014	2015
Balance at January 1	$65,111	$67,135
Increases related to current year tax positions	2,366	3,237
Increases related to prior year tax positions	2,629	962
Decreases related to prior year tax positions	—	(1,068)
Expiration of statute of limitations for the assessment of taxes	(2,971)	(30,018)

Balance at December 31	$67,135	$40,248